Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable, Net [Abstract]
Recognized credit losses	¥ 9,700	¥ 1,065	¥ 946